SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of shares outstanding, basic					2,000	1,000	2,000	1,000
Earnings per share, basic					$ (2,337)	$ (860)	$ (2,444)	$ (3,657)
Common Class A [Member] | Murphy Canyon Acquisition Corp [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (161,829)	$ (95,057)	$ (126,879)	$ (285,946)	$ 315,560
Weighted average number of shares outstanding, basic			2,941,728	13,979,000	4,344,254	11,105,539	12,558,058
Earnings per share, basic			$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ 0.03
Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (4,381)		$ (181,882)	$ (22,482)	$ (96,563)	$ (85,129)	$ 83,079
Weighted average number of shares outstanding, basic	2,875,000	[1],[2]	3,306,250	3,306,250	3,306,250	3,306,250	3,306,250
Earnings per share, basic	$ (0.00)		$ (0.06)	$ (0.01)	$ (0.03)	$ (0.03)	$ 0.03

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).